INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

18.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company, China Lodging Investment Limited, City Home Group Limited and CLG Special Investments Limited are not subject to tax on income or capital gain.

Hong Kong

China Lodging Holdings (HK) Limited, Starway Hotels (Hong Kong) Limited, IBIS China Investment Limited, ACL Greater China Limited, TAHM Investment Limited, City Home Investment Limited, Orange Hotel Hong Kong Limited, Huazhu Investment I Limited and Huazhu Investment II Limited are subject to Hong Kong profit tax at a rate of 16.5%. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

China Lodging Holdings Singapore Pte. Ltd. is subject to Singapore corporate income tax at a rate of 17% in 2015, 2016 and 2017. No Singapore profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Singapore during the years presented.

British Virgin Islands

Under the current tax laws of the British Virgin Islands, Crystal Orange Hotel Holdings Limited is not subject to tax on income or capital gain.

Seychelles

Under the current tax laws of Seychelles, Sheen Step Group Limited is not subject to tax on income or capital gain.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Hanting Technology (Suzhou) Co., Ltd (“Hanting Suzhou”), as a recognized software development entity located at Suzhou Industrial Park in Suzhou of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses. Hanting Suzhou has entered into the first tax profitable year in 2011. Therefore, Hanting Suzhou applied tax exemption from 2011 to 2012, and tax rate of 12.5% from 2013 to 2015. Since 2016, Hanting Suzhou is entitled tax rate of 15% as it is qualified as high and new tech enterprise. The high and new tech enterprise qualification is expired in September, 2017, resulting Hanting Suzhou subject to a uniform tax rate of 25% in 2017.

Jizhu Information and Technology (Shanghai) Co., Ltd. (“Jizhu Shanghai”), which once called Mengguang Information and Technology (Shanghai) Co., Ltd, is a recognized software development entity located in Shanghai of PRC. Jizhu Shanghai are entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses, and has entered into the first tax profitable year in 2014. Therefore, Jizhu Shanghai applied tax exemption from 2014 to 2015, and tax rate of 12.5% from 2016 to 2018.

Tax expense (benefit) is comprised of the following:

	Years Ended December 31,
	2015	2016	2017
Current Tax	246,678	253,674	436,195
Deferred Tax	(50,149)	33,446	(76,237)

Total	196,529	287,120	359,958

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years Ended December 31,
	2015	2016	2017
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	3%	3%	1%
Effect of different tax rate of group entities operating in other jurisdictions	—	(1)%	1%
Effect of change in valuation allowance	5%	1%	—
Effect of tax holiday	(7)%	(3)%	(1)%
Effect of cash dividends	5%	3%	(1)%
Effect of disposal of subsidiary	—	(1)%	—
Effect of excess tax benefit of rewards	—	—	(3)%

Effective tax rate	31%	27%	22%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years Ended December 31,
	2015	2016	2017
Aggregate amount	41,288	27,224	24,424
Per share effect—basic	0.16	0.10	0.09
Per share effect—diluted	0.16	0.10	0.08

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2016 and 2017 are as follows:

	As of December 31,
	2016	2017
Deferred tax assets:
Net loss carryforward	97,219	139,650
Deferred revenue	71,517	78,788
Deferred rent	2,968	8,763
Long-term assets	51,579	130,112
Bad debt provision	2,856	4,437
Accrual for customer loyalty program	30,267	37,298
Accrued payroll	3,588	14,155
Other accrued expenses	17,688	20,706
Share-based compensation	10,978	13,447
Others	2,379	1,425
Valuation allowance	(114,625)	(123,138)

Total deferred tax assets	176,414	325,643

Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	67,167	398,761
Capitalized interest	3,519	2,929
Unrealized gain for investment	14,826	6,861
Others	10,817	13,539

Total deferred tax liabilities	96,329	422,090

For the years ended December 31, 2016 and 2017, valuation allowance of RMB55,757 and RMB59,929 were provided, respectively, RMB11,724 and RMB2,963 were added due to acquisition, respectively, RMB17,064 and RMB46,903 were reversed, respectively, and RMB28,319 and RMB7,476 were written off, respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of December 31, 2017, the Group had tax loss carryforwards of RMB558,598 which will expire between 2018 and 2022 if not used.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. At December 31, 2016 and 2017, the Group had recorded liabilities for uncertain tax benefit of approximately RMB19,787 and RMB26,410 associated with the interests on intercompany loans, respectively. No interest or penalty expense was recorded for the years ended December 31, 2015, 2016 and 2017. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

	Years Ended December 31,
	2015	2016	2017
Balance at January 1	8,345	14,755	19,787
Addition for tax positions	6,410	5,032	6,623

Balance at December 31	14,755	19,787	26,410

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. The cumulated undistributed earnings of the Group’s PRC subsidiaries were RMB2,761,814 as of December 31, 2017. To facilitate the Company’s declaration of a special cash dividend, PRC dividend withholding tax of RMB30,696 and RMB32,570 was accrued in years 2015 and 2016 along with the declaration of special cash dividends from the Group’s PRC subsidiaries to the Company. As of December 31, 2017, the accrued PRC dividend withholding tax liability was RMB8,552. Going forward the Group plans to maintain a moderate dividend distribution of approximately RMB300,000 a year from current year net income starting from 2018. Other than these dividends distributions, the Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries, and therefore, no additional provision for PRC dividend withholding tax was accrued.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2013 through 2017 on non-transfer pricing matters, and from 2008 through 2017 on transfer pricing matters.